Pensions (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Components of net periodic benefit cost
The components of net periodic benefit costs are as follows:

	Year ended December 31,
(in thousands of $)	2025	2024	2023
Service cost	—	(27)	(33)
Interest cost	(1,561)	(1,481)	(1,622)
Expected return on plan assets	370	426	427
Recognized actuarial loss	(2,361)	(1,331)	(307)
Net periodic benefit cost	(3,552)	(2,413)	(1,535)

Reconciliation of benefit obligation
The change in projected benefit obligation and plan assets and reconciliation of funded status for the years ended December 31, 2025 and 2024 are as follows:

(in thousands of $)	2025	2024
Reconciliation of benefit obligation:
Benefit obligation at January 1	31,633	33,433
Service cost	—	27
Interest cost	1,561	1,481
Actuarial loss / (gain) (1)	138	(219)
Foreign currency exchange rate changes	591	(137)
Benefit payments	(2,982)	(2,952)
Projected benefit obligation at December 31	30,941	31,633
(1) Actuarial loss/(gain) is sensitive to changes in key actuarial assumptions specifically discount rates, mortality rates and assumed future salary increases.

Reconciliation of fair value of plan assets
The accumulated benefit obligation at December 31, 2025 and 2024 was $30.9 million and $31.6 million, respectively.

(in thousands of $)	2025	2024
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	8,142	9,962
Actual return on plan assets	151	(1,028)
Employer contributions	2,449	2,290
Foreign currency exchange rate changes	593	(130)
Benefit payments	(2,982)	(2,952)
Fair value of plan assets at December 31	8,353	8,142

Reconciliation of funded status
Employer contributions and benefits paid under the pension plans include $2.4 million and $2.3 million paid from employer assets for the years ended December 31, 2025 and 2024, respectively.
Our defined benefit pension plan is comprised of two schemes as follows:

	December 31, 2025			December 31, 2024
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Fair value of benefit obligation	(8,100)	(22,841)	(30,941)	(7,888)	(23,745)	(31,633)
Fair value of plan assets (including annuity policy)	8,152	201	8,353	7,924	218	8,142
Funded (unfunded) status at end of year	52	(22,640)	(22,588)	36	(23,527)	(23,491)

Asset allocation of retirement schemes
The fair value of our plan assets, by category, as of December 31, 2025 and 2024 are as follows:

(in thousands of $)	2025	2024
Annuity policy	8,100	7,924
Cash	253	218
	8,353	8,142

The asset allocation for our Marine scheme at December 31, 2025 and 2024, by asset category are as follows:

Marine scheme	2025 (%)	2024 (%)
Cash	100	100
Total	100	100

The asset allocation for our UK scheme at December 31, 2025 and 2024, by asset category are as follows:

UK scheme	2025 (%)	2024 (%)
Annuity policy	99	99
Cash	1	1
Total	100	100

Expected contributions to pension schemes	During the year ended December 31, 2025, we had made the following contributions to the schemes as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	—	2,449

Expected pension disbursements
We are expected to make the following pension disbursements as follows:

Year ending December 31,	UK scheme	Marine scheme
(in thousands of $)
2026	430	2,400
2027	445	2,300
2028	460	2,200
2029	475	2,100
2030	485	2,000
2031 - 2035	3,200	8,600

Weighted average assumptions used
The weighted average assumptions used to determine the benefit obligation for our defined benefit pension plans for the years ended December 31 are as follows:

	2025	2024
Discount rate	4.88%	5.10%
Rate of compensation increase	—%	2.48%

The weighted average assumptions used to determine the net periodic benefit cost for our defined benefit pension plans for the years ended December 31 are as follows:

	2025	2024
Discount rate	4.89%	5.12%
Expected return on plan assets	4.38%	4.31%
Rate of compensation increase	—%	2.55%